Cover	Jul. 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 17, 2024
Entity File Number	0-21660
Entity Registrant Name	PAPA JOHN’S INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1203323
Entity Address, Address Line One	2002 Papa Johns Boulevard
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299-2367
City Area Code	502
Local Phone Number	261-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	PZZA
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000901491
Title of 12(b) Security	Common stock, $0.01 par value